General Meeting of Shareholders Approved Stock Repurchase Plans (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
Mar. 31, 2011
Fiscal Year 2007
Equity, Class of Treasury Stock [Line Items]
Date of the general meeting of shareholders	Jun. 19, 2007
Term of repurchase	June 20, 2007 - June 19, 2008
Approved maximum number of treasury stock to be repurchased (shares)	1,000,000
Approved maximum budget for share repurchase	¥ 200,000
Fiscal Year 2008
Equity, Class of Treasury Stock [Line Items]
Date of the general meeting of shareholders	Jun. 20, 2008
Term of repurchase	June 21, 2008 - June 20, 2009
Approved maximum number of treasury stock to be repurchased (shares)	900,000
Approved maximum budget for share repurchase	¥ 150,000